Related Party Transactions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related Party Transactions
48	RELATED PARTY TRANSACTIONS
The Group is controlled by CEA Holding, which directly owns 30.97% of the Company’s shares as at December 31, 2019 (2018: 35.06%). In addition, through CES Global Holdings (Hong Kong) Limited and CES Finance Holding Co., Limited, two wholly-owned subsidiaries of CEA Holding, CEA Holding indirectly owns additional shares of the Company of approximately 16.03% and 2.79% respectively as at December 31, 2019 (2018: 18.15% and 3.16% ).
The Company is a state-owned enterprise established in the PRC and is controlled by the PRC government, which also owns a significant portion of the productive assets in the PRC. In accordance with IAS 24 “Related Party Disclosures”, government-related entities and their subsidiaries, directly or indirectly controlled, jointly controlled or significantly influenced by the PRC government are defined as related parties of the Group. On that basis, related parties include CEA Holding and its subsidiaries (other than the Group), other government-related entities and their subsidiaries (“Other State-owned Enterprises”), other entities and corporations over which the Company is able to control or exercise significant influence and key management personnel of the Company as well as their close family members.
For the purpose of the related party transaction disclosures, the directors of the Company believe that meaningful information in respect of related party transactions has been adequately disclosed.

(a)	Nature of related parties that do not control or controlled by the Group:

Name of related party	Relationship with the Group
Eastern Air Group Finance Co., Ltd. (“Eastern Air Finance Company”)	Associate of the Company
Eastern Aviation Import & Export Co., Ltd. and its subsidiaries (“Eastern Import & Export”)	Associate of the Company
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. (“Shanghai P&W”)	Associate of the Company
Eastern Aviation Advertising Service Co., Ltd. and its subsidiaries (“Eastern Advertising”)	Associate of the Company
Shanghai Collins Aviation Maintenance Service Co., Ltd. (“Collins Aviation”)	Associate of the Company
Shanghai Airlines Tours International (Group) Co., Ltd. and its subsidiaries (“Shanghai Airlines Tours”)	Associate of the Company
Beijing Xinghang Aviation Property Co., Ltd. (“Beijing Aviation Property”)	Associate of the Company
CAE Melbourne Flight Training Pty Limited (“CAE Melbourne”)	Joint venture of the Company
Shanghai Eastern Union Aviation Wheels & Brakes Maintenance Services Overhaul Engineering Co., Ltd. (“Wheels & Brakes”)	Joint venture of the Company
Shanghai Technologies Aerospace Co., Ltd. (“Technologies Aerospace”)	Joint venture of the Company
Eastern China Kaiya System Integration Co., Ltd. (“China Kaiya”)	Joint venture of the Company
Shanghai Hute Aviation Technology Co., Ltd. (“Shanghai Hute”)	Joint venture of the Company
CEA Development Co., Limited and its subsidiaries (“CEA Development”)	Controlled by the same parent company
China Eastern Air Catering Investment Co., Limited and its subsidiaries (“Eastern Air Catering”)	Controlled by the same parent company
CES International Financial Leasing Corporation Limited and its subsidiaries (“CES Lease Company”)	Controlled by the same parent company
Shanghai Eastern Airlines Investment Co., Ltd. and its subsidiaries (“Eastern Investment”)	Controlled by the same parent company
Eastern Air Logistics Co., Ltd. and its subsidiaries (“Eastern Logistics”)	Controlled by the same parent company
Eastern Airlines Industry Investment Company Limited (“Eastern Airlines Industry Investment”)	Controlled by the same parent company
CES Finance Holding Co., Limited (“CES Finance”)	Controlled by the same parent company and
a substantial shareholder of the Company
CES Global Holdings (Hong Kong) Limited (“CES Global”)	Controlled by the same parent company and
a substantial shareholder of the Company
Hong Kong Securities Clearing Company Ltd. (“HKSCC”)	A substantial shareholder of the Company
TravelSky Technology Limited (“TravelSky”)	A director and vice president of the Company is a director of Travelsky
China Aviation Supplies Holding Company and its subsidiaries (“CASC”)	A director and vice president of the Company is a director of CASC
Air France-KLM Group (“AFK”)	A director and vice president of the Company is a director of AFK
Juneyao Airlines Co., Ltd and its subsidiaries (“Juneyao Air”)	A director and vice president of the Company is a director of Juneyao Air

(b)	Related party transactions

		Pricing policy
Nature of transaction	Related party	and decision process	2019 RMB million	2018 RMB million
Purchase of goods and services
Payments on food and beverages*	Eastern Air Catering	(i)	1,471	1,317
	CEA Development	(i)	—	78
	Eastern Import & Export	(i)	56	60
Handling charges for purchase of aircraft, flight equipment, flight equipment spare parts, other property, plant and flight equipment and repairs for aircraft and engines*	Eastern Import & Export	(i)	142	165
Repairs and maintenance expense	Shanghai P&W	(i)	1,762	2,394
for aircraft and engines	Technologies Aerospace	(i)	221	344
	Wheels & Brakes	(i)	144	129
	Shanghai Hute	(i)	88	74
	XIESA	(i)	2	—
Payments on cabin cleaning services	Eastern Advertising	(i)	22	20
Advertising expense*	Eastern Advertising	(i)	29	19
Payments on system services	China Kaiya	(i)	16	21
Equipment maintenance fee*	Collins Aviation	(i)	45	60
	CEA Development	(i)	119	71
Automobile maintenance service, aircraft maintenance, providing transportation automobile and other products*	CEA Development	(i)	13	13
Property management and green maintenance expenses*	CEA Development	(i)	205	102
Payments on hotel accommodation service*	CEA Development	(i)	134	127
	Shanghai Airlines Tours	(i)	23	—
Payments on construction and management agent	Eastern Investment	(i)	14	18
Payments on logistics services	Eastern Import & Export	(i)	49	142
	Eastern Logistics	(i)	53	—
Civil aviation information network services**	TravelSky	(i)	753	646
Flight equipment spare parts maintenance**	CASC	(i)	143	189
Flight training fee	CAE Melbourne	(i)	70	75
Payments on aviation transportation cooperation and support services**	AFK	(i)	537	425
Payments on aviation transportation cooperation services	Juneyao Air	(i)	2	—
Flight equipment spare parts maintenance and support services**	AFK	(i)	19	2
Bellyhold space management*	Eastern Logistics	(i)	—	32
Bellyhold space operation cost*	Eastern Logistics	(i)	310	246
Transfer of pilots	Eastern Logistics	(i)	11	24
Cargo terminal business support services*	Eastern Logistics	(i)	481	348
Bellyhold container management	Eastern Logistics	(i)	13	11

Nature of transaction	Related party	Pricing policy and decision process	2019 RMB million	2018 RMB million
Provision of services
Contractual revenue from bellyhold space*	Eastern Logistics	(i)	3,826	2,795
Freight logistics support services*	Eastern Logistics	(i)	135	126
Software system and support services	Eastern Logistics	(i)	4	42
Transfer of freight depots and equipment	Eastern Logistics	(i)	—	28
Media royalty fee	Eastern Advertising	(i)	15	14
Aviation transportation cooperation and support services**	AFK	(i)	593	728
Aviation transportation cooperation services	Juneyao Air	(i)	11	—
Flight equipment spare parts maintenance and support services	Juneyao Air	(i)	41	—
Lease p ayments
Lease payments for land and buildings under short-term leases* (2018: Land and building rental)	CEA Holding	(ii)	40	33
	Eastern Investment	(ii)	83	—
Settlements of lease liabilities on aircraft and engines* (2018: Payments on operating leases and finance leases)	CES Lease Company	(ii)	5,779	3,984
Interest expense
Interest expense on loans	CEA Holding	(iii)	27	13
	Eastern Air Finance Company	(iii)	5	—
Interest income
Interest income on deposits	Eastern Air Finance Company	(iii)	15	26

(i)	The Group’s pricing policies on goods and services purchased from and provided to related parties are mutually agreed between contract parties.
(ii)	The Group’s pricing policies on related party lease payments are mutually agreed between contract parties.
(iii)	The Group’s pricing policies on related party interest rates are mutually agreed based on benchmark interest rates.
*
These related party transactions also constitute connected transactions or continuing connected transactions as defined in Chapter 14A of the Rules Governing the Listing of Securities on the Stock Exchange (the “Listing Rules”).

**	These related party transactions constitute continuing connected transactions pursuant to the Rules Governing the Listing of Stocks on the Shanghai Stock Exchange.

During the years ended December 31, 2019 and 2018, the Group’s significant transactions with entities that are controlled, jointly controlled or significantly influenced by the PRC government mainly include most of its bank deposits/borrowings and the corresponding interest income/expense and part of sales and purchases of goods and services. The price and other terms of such transactions are set out in the agreements governing these transactions or as mutually agreed.

(c)	Balances with related parties

(i)	Amounts due from related parties

	2019 RMB million	2018 RMB million
Trade and notes receivables
Eastern Logistics	295	—
CASC	23	—
Juneyao Air	10	—
Eastern Air Catering	1	1
Others	5	—

	334	1

	2019 RMB million	2018 RMB million
Prepayments and other receivables
Eastern Import & Export	272	133
Technologies Aerospace	7	31
Eastern Air Catering	6	16
Eastern Advertising	28	28
CEA Development	7	7
CEA Holding	—	25
CASC	13	12
CES Global	—	3
TravelSky	7	—
Juneyao Air	10	—
Eastern Air Finance Company	405	—
Others	21	23

	776	278

All the amounts due from related parties are trade in nature, interest-free and payable within normal credit terms.

(ii)	Amounts due to related parties

	2019 RMB million	2018 RMB million
Trade and bills payables
Eastern Import & Export	421	229
Eastern Logistics	—	167
Eastern Air Catering	390	272
Technologies Aerospace	104	141
CEA Development	76	15
Shanghai P&W	465	—
Collins Aviation	7	1
CEA Holding	18	13
CASC	17	18
Shanghai Hute	13	15
TravelSky	22	333
Wheels & Brakes	17	14
Shanghai Airlines Tours	3	—
Beijing Aviation Property	101	—
Others	7	1

	1,661	1,219

	2019 RMB million	2018 RMB million
Other payables and accruals
Eastern Import & Export	5	129
Shanghai P&W	—	315
Eastern Air Catering	2	1
CEA Holding	111	104
Eastern Advertising	—	3
China Kaiya	—	2
CEA Development	1	49
CAE Melbourne	—	311
Eastern Investment	86	10
CES Lease Company	166	164
CASC	2	2
XIESA	2	—
Others	8	3

	383	1,093

	2019 RMB million	2018 RMB million
Contract liabilities
Eastern Logistics	—	6

	2019 RMB million	2018 RMB million
Lease liabilities (2018: Obligations under finance leases)
CES Lease Company	42,848	30,190

Except for the amounts due to CES Lease Company, which are related to the aircraft under leases, all other amounts due to related parties are interest-free and payable within normal credit terms given by trade creditors.

(iii)	Short-term deposits, loan and borrowings with related parties

	Average interest rate
	2019	2018	2019	2018
			RMB million	RMB million
Short-term deposits (included in cash and cash equivalents)
Eastern Air Finance Company	0.35%	0.35%	1,122	282
Long-term borrowings (included in borrowings)
CEA Holding	3.86%	3.89%	828	528
Loan to a joint venture
CAE Melbourne	3.74%	3.74%	15	20

(d)	Guarantees by the holding company
As at December 31, 2019, bonds of the Group guaranteed by CEA Holding amounted to RMB7.8 billion (2018: RMB7.8 billion).

(e)	Key management compensation
The compensation paid or payable to key management for employee services mainly comprising salaries and other short-term employee benefits was analysed as follows:

	2019 RMB million	2018 RMB million
Directors and supervisors	1	2
Senior management	8	8

	9	10